            Financial Statements

--------------------------------------------------------------------------------
                      STATEMENTS OF OPERATIONS  For the Period Ended July 31,
                      1998*
 ................................................................................

                                                               GROWTH AND
                                                                 INCOME        BALANCED
                                                                  FUND           FUND
                                                              ------------   -------------
INCOME:
Dividends ..................................................  $ 1,763,218    $    261,321
Interest ...................................................      194,777       1,269,432
                                                              ------------   -------------

  Total income .............................................    1,957,995       1,530,753
                                                              ------------   -------------

EXPENSES (NOTE 5):
Investment management fee ..................................      875,402         305,538
Distribution and service fees:
  CLASS A ..................................................      538,648         202,702
  CLASS B ..................................................        6,989             433
  CLASS Y ..................................................           --              --
Custodian and accounting fees ..............................      101,352          52,984
Transfer agent and dividend disbursing agent fees ..........       86,016          64,081
Registration fees ..........................................       41,623          23,923
Reports to shareholders ....................................       44,407          37,241
Directors' fees ............................................        7,937           7,937
Audit and legal fees .......................................       39,226          39,227
Other expenses .............................................        6,470           4,689
                                                              ------------   -------------
  Total expenses ...........................................    1,748,070         738,755
    Less Class A expenses waived by the distributor ........     (183,942)        (69,215)
    Less expenses waived by the advisor ....................      (25,415)       (128,824)
                                                              ------------   -------------

  Net expenses before expenses paid indirectly .............    1,538,713         540,716
    Less expenses paid indirectly ..........................          (80)            (95)
                                                              ------------   -------------

  Total net expenses .......................................    1,538,633         540,621
                                                              ------------   -------------

  Net investment income ....................................      419,362         990,132
                                                              ------------   -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 3) ..................   10,560,552       5,129,977
Net change in unrealized appreciation or depreciation of
  investments ..............................................    6,839,510      (1,007,985)
                                                              ------------   -------------

  Net gain on investments ..................................   17,400,062       4,121,992
                                                              ------------   -------------

    Net increase in net assets resulting from operations ...  $17,819,424    $  5,112,124
                                                              ------------   -------------
                                                              ------------   -------------

* DATE FUNDS DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL
  STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                1  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 GROWTH AND INCOME FUND               BALANCED FUND
                                                              -----------------------------   -----------------------------
                                                              Period Ended     Year Ended     Period Ended     Year Ended
                                                                7/31/98*         9/30/97        7/31/98*         9/30/97
                                                              -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income ......................................   $    419,362   $   1,129,415   $    990,132    $   1,395,733
Net realized gain on investments ...........................     10,560,552      12,833,367      5,129,977        3,266,517
Net change in unrealized appreciation or depreciation of
  investments ..............................................      6,839,510      19,936,662     (1,007,985)       4,157,249
                                                              -------------   -------------   -------------   -------------

  Net increase in net assets resulting from operations .....     17,819,424      33,899,444      5,112,124        8,819,499
                                                              -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................       (313,350)     (1,123,538)    (1,005,679)      (1,402,111)
  From net realized gains ..................................    (20,293,115)     (6,538,320)    (8,228,202)      (2,554,492)
  Tax return of capital ....................................        (20,847)             --        (35,425)              --
CLASS B:
  From net investment income ...............................             --          (1,110)          (935)            (433)
  From net realized gains ..................................       (102,118)             --         (2,474)              --
  Tax return of capital ....................................           (103)             --            (15)              --
CLASS Y:
  From net investment income ...............................       (109,196)        (70,694)            --               --
  From net realized gains ..................................     (2,343,384)             --             --               --
  Tax return of capital ....................................         (2,482)             --             --               --
                                                              -------------   -------------   -------------   -------------
    Total distributions ....................................    (23,184,595)     (7,733,662)    (9,272,730)      (3,957,036)
                                                              -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................   (122,172,975)      4,970,887    (44,707,944)      (1,431,461)
CLASS B ....................................................       (929,346)        827,747        (40,171)          34,648
CLASS Y ....................................................    (13,426,486)     12,692,933             --               --
                                                              -------------   -------------   -------------   -------------
  Increase (decrease) in net assets from capital share
    transactions ...........................................   (136,528,807)     18,491,567    (44,748,115)      (1,396,813)
                                                              -------------   -------------   -------------   -------------
  Total increase (decrease) in net assets ..................   (141,893,978)     44,657,349    (48,908,721)       3,465,650

Net assets at beginning of period ..........................    141,893,978      97,236,629     48,908,721       45,443,071
                                                              -------------   -------------   -------------   -------------

Net assets at end of period ................................   $         --   $ 141,893,978   $         --    $  48,908,721
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------

Undistributed net investment income ........................   $         --   $       3,184   $         --    $      16,482
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------

* DATE FUNDS DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                2  1998 Annual Report - Growth and Income Funds

             Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. The company currently has 12 series, including Growth and Income Fund and Balanced Fund (the funds). Each fund is classified as a diversified series.

                      The funds commenced offering Class B shares and Growth and Income Fund commenced offering Class Y shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Effective April 21, 1998, the funds no longer offered Class B shares. Any outstanding Class B shares of a fund were automatically converted to Class A shares of the same fund as of the close of business on April 27, 1998. Key features of each class were:

                      CLASS A:
                      - Subject to a front-end sales charge

                      - Lower distribution and service fees than Class B

                      CLASS B:
                      - No front-end sales charge

                      - Subject to a contingent deferred sales charge upon redemption

                      - Higher distribution and service fees than Class A

                      - Automatic conversion to Class A shares at the beginning of the sixth calendar year after issuance

                      CLASS Y:
                      - Required a minimum initial investment of $1 million

                      - No front-end or contingent deferred sales charges

                      - No distribution and service fees

                      The classes of shares had the same rights and were identical in all respects except that each class had different distribution expenses, had exclusive voting rights with respect to matters affecting that class and had different exchange privileges.

                      Growth and Income Fund invested primarily in stocks of large, established companies that appeared undervalued and potentially offered long-term dividend and earnings growth. The fund also could invest in debt securities including U.S. government securities and nonconvertible preferred stock.

                      Balanced Fund invested in both common stocks and fixed income securities that appeared to have some potential for capital appreciation.

                      On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the funds' investment advisor, was acquired by U.S. Bancorp. U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of June 30, 1998, U.S. Bancorp was the 14th largest U.S. commercial bank holding company, with assets of nearly $73.8 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp,

--------------------------------------------------------------------------------

                3  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------
                      currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of June 30, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $77.5 billion in assets, including approximately $28.4 billion in assets of the First American Funds.

                      As discussed in note 6, all of the net assets of Growth and Income Fund and Balanced Fund were acquired by First American Investment Funds, Inc. - Large Cap Value Fund and Balanced Fund, respectively, effective at the close of business on July 31, 1998. It is anticipated that the company will be dissolved under Minnesota law as soon as practicable.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations were readily available were valued at current market value. If market quotations or valuations were not readily available, or if such quotations or valuations were believed to be inaccurate, unreliable or not reflective of market value, portfolio securities were valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might have reasonably expected to receive for the security or other asset upon its current sale.

                      The current market value of certain fixed income securities was provided by an independent pricing service. Fixed income securities for which prices were not available from an independent pricing service but where an active market exists were valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less were valued at amortized cost, which approximated market value.

                      Pricing services valued domestic and foreign equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there were no reported sales of a security on the valuation date, the security was valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there were no sales and no published bid and asked quotations for a security on the valuation date or the security was not traded on an exchange or Nasdaq, the pricing service may have obtained market quotations directly from broker-dealers.

                      Securities transactions were accounted for on the date securities were purchased or sold. Realized gains and losses were calculated on the identified-cost basis.

                      FEDERAL TAXES
                      Each fund is treated separately for federal income tax purposes. Prior to the mergers, each fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies in order to avoid the payment of federal income tax. The funds distributed their taxable net investment income and realized gains to avoid the payment of any federal excise taxes.

                      Net investment income and net realized gains (losses) may have differed for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the period from net investment income or net realized gains may have

--------------------------------------------------------------------------------

                4  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------
                      differed from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts were distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income were declared separately for each class and paid quarterly. Net realized gains distributions, if any, were made at least annually. Distributions were payable in cash or reinvested in additional shares of the same class.

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, transferred uninvested cash balances to a joint trading account, the daily aggregate of which was invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements were held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensured that the daily market value of the collateral was in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                      ALLOCATION OF INCOME, EXPENSES AND GAINS (LOSSES)
                      Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which included distribution and service fees, were charged directly to such class.

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts in the financial statements. Actual results could have differed from these estimates.

--------------------------------------------------------------------------------

                5  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended July 31, 1998 were as follows:

                                            GROWTH
                                          AND INCOME    BALANCED
                                             FUND         FUND
                                          -----------  -----------
Purchases ..............................  $39,153,346  $11,640,772
Proceeds from sales ....................  $58,975,133  $20,513,712

                      During the period ended July 31, 1998, brokerage commissions paid to Piper Jaffray Inc., an affiliated broker, amounted to $852.

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Capital share transactions for the funds were as follows:

                                                PERIOD ENDED                YEAR ENDED
                                              JULY 31, 1998 (a)         SEPTEMBER 30, 1997
                                          -------------------------  ------------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
                                          ----------  -------------  ----------  ------------
GROWTH AND INCOME FUND:
CLASS A
  Sales of fund shares .................     607,285  $  10,610,367   2,164,442  $ 33,710,309
  Sales in exchange from Class B
    shares .............................      78,730      1,414,784          --            --
  Issued for reinvested
    distributions ......................   1,210,482     19,623,146     483,550     7,152,088
  Redemptions of fund shares ...........  (1,692,481)   (30,451,128) (1,460,532)  (23,640,495)
  Redemptions in exchange for Class Y
    shares .............................     (64,486)    (1,053,083)   (734,641)  (12,251,015)
  Merger into Large Cap Value Fund Class
    A (note 6) .........................  (7,056,617)  (122,317,061)         --            --
                                          ----------  -------------  ----------  ------------
                                          (6,917,087) $(122,172,975)    452,819  $  4,970,887
                                          ----------  -------------  ----------  ------------
                                          ----------  -------------  ----------  ------------

                                                PERIOD ENDED               PERIOD ENDED
                                             APRIL 27, 1998 (c)       SEPTEMBER 30, 1997 (b)
                                          -------------------------  ------------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
                                          ----------  -------------  ----------  ------------
CLASS B
  Sales of fund shares .................      26,697  $     444,228      51,933  $    869,013
  Issued for reinvested
    distributions ......................       6,404         99,170          66         1,105
  Redemptions of fund shares ...........      (3,374)       (57,960)     (2,644)      (42,371)
  Conversion of fund shares into Class
    A ..................................     (79,082)    (1,414,784)         --            --
                                          ----------  -------------  ----------  ------------
                                             (49,355) $    (929,346)     49,355  $    827,747
                                          ----------  -------------  ----------  ------------
                                          ----------  -------------  ----------  ------------

                                                PERIOD ENDED               PERIOD ENDED
                                              JULY 31, 1998 (a)       SEPTEMBER 30, 1997 (b)
                                          -------------------------  ------------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
                                          ----------  -------------  ----------  ------------
CLASS Y
  Sales of fund shares .................     114,599  $   2,014,813     149,097  $  2,539,485
  Sales in exchange from Class A
    shares .............................      64,486      1,053,083     734,994    12,251,015
  Issued for reinvested
    distributions ......................     151,148      2,456,148       4,142        70,694
  Redemptions of fund shares ...........    (229,128)    (4,089,867)   (129,873)   (2,168,261)
  Merger into Large Cap Value Fund Class
    Y (note 6) .........................    (859,465)   (14,860,663)         --            --
                                          ----------  -------------  ----------  ------------
                                            (758,360) $ (13,426,486)    758,360  $ 12,692,933
                                          ----------  -------------  ----------  ------------
                                          ----------  -------------  ----------  ------------

--------------------------------------------------------------------------------

                6  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------

                                                PERIOD ENDED                YEAR ENDED
                                              JULY 31, 1998 (a)         SEPTEMBER 30, 1997
                                          -------------------------  ------------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
                                          ----------  -------------  ----------  ------------
BALANCED FUND:
CLASS A
  Sales of fund shares .................     426,907  $   6,439,374     819,933  $ 11,658,196
  Sales in exchange from Class B
    shares .............................       7,022        108,013          --            --
  Issued for reinvested
    distributions ......................     636,161      9,021,489     269,167     3,740,957
  Redemptions of fund shares ...........  (1,065,701)   (16,393,271) (1,170,542)  (16,830,614)
  Merger into Balanced Fund Class A
    (note 6) ...........................  (3,150,040)   (43,883,549)         --            --
                                          ----------  -------------  ----------  ------------
                                          (3,145,651) $ (44,707,944)    (81,442) $ (1,431,461)
                                          ----------  -------------  ----------  ------------
                                          ----------  -------------  ----------  ------------

                                                PERIOD ENDED               PERIOD ENDED
                                             APRIL 27, 1998 (c)       SEPTEMBER 30, 1997 (b)
                                          -------------------------  ------------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
                                          ----------  -------------  ----------  ------------
CLASS B
  Sales of fund shares .................       5,323  $      78,457       2,366  $     34,215
  Issued for reinvested
    distributions ......................         238          3,423          29           433
  Redemptions of fund shares ...........        (906)       (14,038)         --            --
  Conversion of fund shares into Class
    A ..................................      (7,050)      (108,013)         --            --
                                          ----------  -------------  ----------  ------------
                                              (2,395) $     (40,171)      2,395  $     34,648
                                          ----------  -------------  ----------  ------------
                                          ----------  -------------  ----------  ------------

(a)  REPRESENTS PERIOD FROM OCTOBER 1, 1997 TO JULY 31, 1998 (MERGER OF FUNDS).
(b) REPRESENTS PERIOD FROM FEBRUARY 18 (COMMENCEMENT OF OFFERING OF SHARES) TO SEPTEMBER 30, 1997.
(c) REPRESENTS PERIOD FROM OCTOBER 1, 1997 TO APRIL 27, 1998 (CONVERSION OF CLASS B SHARES TO CLASS A SHARES).

                      Piper Jaffray Inc. (Piper Jaffray) acted as distributor for the funds from inception through April 30, 1998. On May 1, 1998, SEI Investments Distribution Co. (SEI) assumed the role of the funds' distributor. SEI is not an affiliate of Piper Capital Management Incorporated or of the funds. Sales charges received by Piper Jaffray for distributing the funds' shares for the period from October 1, 1997 to April 30, 1998, were as follows:

                                             GROWTH AND INCOME FUND          BALANCED FUND
                                          ----------------------------   ---------------------
                                          CLASS A  CLASS B    CLASS Y     CLASS A     CLASS B
                                          -------  --------   --------   ----------   --------
Front-end sales charges ................  $86,209   $   --       $--     $   18,016     $ --
Contingent deferred sales charges ......    7,626    2,289       --             810      239
                                          -------  --------     ---      ----------   --------
                                          $93,835   $2,289       $--     $   18,826     $239
                                          -------  --------     ---      ----------   --------
                                          -------  --------     ---      ----------   --------

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      The company entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital managed each fund's assets and furnished related office facilities, equipment, research and personnel. The agreement required each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund was equal to an annual rate of 0.75% of the first $100 million in net assets, 0.65% of the next $200 million and decreasing percentages thereafter to 0.50% of net assets in excess of $500 million. For the period ended July 31, 1998, the effective investment management fee paid by the funds was 0.72% and 0.75% on an annual basis for Growth and Income Fund and Balanced Fund, respectively.

--------------------------------------------------------------------------------

                7  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------

                      DISTRIBUTION AND SERVICE FEES
                      Piper Jaffray Inc. (Piper Jaffray) acted as distributor for the funds from inception through April 30, 1998. On May 1, 1998, SEI Investments Distribution Co. (SEI) assumed the role of the funds' distributor. Each fund paid Piper Jaffray and SEI fees accrued daily and paid quarterly, for providing shareholder services and distribution-related services for the periods referred to above. The fees for each class, which were being voluntarily limited for Class A for the period from October 1, 1997 to July 31, 1998, are stated below as a percent of average daily net assets attributable to such shares.

                                    GROWTH AND INCOME FUND         BALANCED FUND
                                  ---------------------------    -----------------
                                  CLASS      CLASS      CLASS    CLASS      CLASS
                                    A          B          Y        A          B
                                  ------     ------     -----    ------     ------
Distribution fee .............     0.25%      0.75%      --       0.25%      0.75%
Service fee ..................     0.25%      0.25%      --       0.25%      0.25%
                                  ------     ------     -----    ------     ------
  Total distribution and
    service fees .............     0.50%      1.00%      --       0.50%      1.00%
                                  ------     ------     -----    ------     ------
                                  ------     ------     -----    ------     ------
  Total distribution and
    service fees after
    voluntary limitation .....     0.34%      1.00%      --       0.34%      1.00%
                                  ------     ------     -----    ------     ------
                                  ------     ------     -----    ------     ------

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) performed various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which were paid monthly to Piper Jaffray and Piper Trust for providing these services, were equal to an annual rate of $6.00 per active shareholder account and $1.60 per closed account. For the period ended July 31, 1998, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                           GROWTH AND
                                          INCOME FUND    BALANCED FUND
                                          ------------   --------------
Piper Jaffray ..........................     $29,107         $ 7,257
Piper Trust ............................       1,304           3,312
                                          ------------   --------------
                                             $30,411         $10,569
                                          ------------   --------------
                                          ------------   --------------

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, each fund was responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses. For the period ended July 31, 1998, Piper Capital voluntarily limited total fees and expenses for Growth and Income Fund to annual rates of 1.34%, 2.00% and 1.00% of average daily net assets attributable to such shares for Class A, Class B and Class Y, respectively, and for Balanced Fund to annual rates of 1.34% and 2.00% of average daily net assets attributable to such shares for Class A and Class B, respectively.

                      Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

--------------------------------------------------------------------------------

                8  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------

(6) MERGER
 ................................
                      At a special meeting held July 10, 1998, shareholders of Growth and Income Fund and Balanced Fund approved a plan under which each fund's net assets were acquired by First American Investment Funds, Inc. - Large Cap Value Fund and Balanced Fund, respectively, each of which is a diversified series of an open-end investment management company, in exchange for shares of the same class. These tax-free reorganizations were effective July 31, 1998.

                      The following table presents the composition of the net assets of the funds immediately prior to the mergers.

                                           GROWTH AND    BALANCED
                                          INCOME FUND      FUND
                                          ------------  -----------
Capital stock and additional paid-in
  capital ..............................  $ 83,652,388  $33,376,465
Unrealized appreciation of
  investments ..........................    53,525,336   10,507,084
                                          ------------  -----------
  Total - representing net assets
    applicable to capital stock ........  $137,177,724  $43,883,549
                                          ------------  -----------
                                          ------------  -----------
CLASS A:
Net asset value ........................  $     17.334  $    13.931
Shares outstanding .....................     7,056,617    3,150,040
Net assets .............................  $122,317,061  $43,883,549

CLASS Y:
Net asset value ........................  $     17.291  $        --
Shares outstanding .....................       859,465           --
Net assets .............................  $ 14,860,663  $        --

--------------------------------------------------------------------------------

                9  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      GROWTH AND INCOME FUND

                                                         CLASS A
                            ------------------------------------------------------------------
                              Period
                               Ended                    Year Ended September 30,
                             July 31,     ----------------------------------------------------
                              1998(e)       1997       1996       1995       1994       1993
                            -----------   --------   --------   --------   --------   --------
PER-SHARE DATA
Net asset value, beginning
  of period ..............  $ 18.37       $  15.04   $  12.93   $  10.27   $  10.30   $  10.01
                            -----------   --------   --------   --------   --------   --------
Operations:
  Net investment
    income ...............     0.05           0.15       0.18       0.19       0.24       0.24
  Net realized and
    unrealized gains on
    investments ..........     1.93           4.35       2.31       2.70       0.02       0.29
                            -----------   --------   --------   --------   --------   --------
    Total from
      operations .........     1.98           4.50       2.49       2.89       0.26       0.53
                            -----------   --------   --------   --------   --------   --------
Distributions to
  shareholders:
  From net investment
    income ...............    (0.05)         (0.16)     (0.20)     (0.19)     (0.24)     (0.24)
  From net realized gains
    on investments .......    (2.97)         (1.01)     (0.18)     (0.04)     (0.05)        --
  Tax return of
    capital ..............       --             --         --         --         --         --
                            -----------   --------   --------   --------   --------   --------
    Total distributions to
      shareholders .......    (3.02)         (1.17)     (0.38)     (0.23)     (0.29)     (0.24)
                            -----------   --------   --------   --------   --------   --------
    Net asset value, date
      of merger
      (7/31/98) ..........   (17.33)            --         --         --         --         --
                            -----------   --------   --------   --------   --------   --------
    Net asset value, end
      of period ..........  $    --       $  18.37   $  15.04   $  12.93   $  10.27   $  10.30
                            -----------   --------   --------   --------   --------   --------
                            -----------   --------   --------   --------   --------   --------
SELECTED INFORMATION
Total return (a) .........    12.67%         31.87%     19.56%     28.81%      2.53%      5.41%
Net assets at end of
  period (in millions) ...       --       $    127   $     97   $     73   $     73   $     96
Ratio of expenses to
  average daily net
  assets .................     1.29%(d)       1.34%      1.32%      1.32%      1.29%      1.32%
Ratio of net investment
  income to average daily
  net assets .............     0.31%(d)       0.90%      1.26%      1.93%      2.26%      2.51%
Average commission rate
  paid on portfolio
  transactions (b) .......  $0.0600       $ 0.0600   $ 0.0600        n/a        n/a        n/a
Portfolio turnover rate
  (excluding short-term
  securities) ............       28%            46%        22%        14%        20%        26%
Ratios before waivers by
  the advisor and
  distributor:
  Ratio of expenses to
    average daily net
    assets before
    waivers ..............     1.48%(d)       1.52%      1.56%      1.60%      1.62%      1.58%
  Ratio of net investment
    income to average
    daily net assets
    before waivers             0.12%(d)       0.72%      1.02%      1.65%      1.93%      2.25%

                                                     CLASS B                                            CLASS Y
                                -------------------------------------------------   ------------------------------------------------
                                    Period Ended              Period Ended              Period Ended             Period Ended
                                  April 27, 1998(f)       September 30, 1997(c)       July 31, 1998(e)       September 30, 1997(c)
                                ---------------------   -------------------------   --------------------   -------------------------
PER-SHARE DATA
Net asset value, beginning of
  period .....................         $ 18.33                   $ 16.14                   $ 18.36                  $ 16.14
                                    ----------                ----------                ----------               ----------
Operations:
  Net investment income
    (loss) ...................           (0.03)                     0.03                      0.09                     0.12
  Net realized and unrealized
    gains on investments .....            1.56                      2.21                      1.94                     2.21
                                    ----------                ----------                ----------               ----------
    Total from operations ....            1.53                      2.24                      2.03                     2.33
                                    ----------                ----------                ----------               ----------
Distributions to shareholders:
  From net investment
    income ...................              --                     (0.05)                    (0.13)                   (0.11)
  From net realized gains on
    investments ..............           (1.97)                       --                     (2.96)                      --
  Tax return of capital ......              --                        --                      (.01)                      --
                                    ----------                ----------                ----------               ----------
    Total distributions to
      shareholders ...........           (1.97)                    (0.05)                    (3.10)                   (0.11)
                                    ----------                ----------                ----------               ----------
    Net asset value, date of
      conversion (Class B) and
      date of merger (Class
      Y) .....................          (17.89)                       --                    (17.29)                      --
                                    ----------                ----------                ----------               ----------
    Net asset value, end of
      period .................         $    --                   $ 18.33                   $    --                  $ 18.36
                                    ----------                ----------                ----------               ----------
                                    ----------                ----------                ----------               ----------
SELECTED INFORMATION
Total return (a) .............            9.98%                    13.93%                    13.00%                   14.51%
Net assets at end of period
  (in thousands and millions
  for Class B and Class Y,
  respectively) ..............              --                   $   905                        --                  $    14
Ratio of expenses to average
  daily net assets ...........            1.99%(d)                  1.98%(d)                  0.97%(d)                 0.99%(d)
Ratio of net investment income
  (loss) to average daily net
  assets .....................           (0.40)%(d)                 0.04%(d)                  0.64%(d)                 1.12%(d)
Average commission rate paid
  on portfolio transactions
  (b) ........................         $0.0600                   $0.0600                   $0.0600                  $0.0600
Portfolio turnover rate
  (excluding short-term
  securities) .                             28%                       46%                       28%                      46%
Ratios before waivers by the
  advisor:
  Ratio of expenses to average
    daily net assets before
    waivers ..................            1.99%(d)                  1.98%(d)                  0.99%(d)                 1.00%(d)
  Ratio of net investment
    income (loss) to average
    daily net assets before
    waivers ..................           (0.40)%(d)                 0.04%(d)                  0.62%(d)                 1.11%(d)

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996.
(c)  COMMENCEMENT OF OFFERING OF CLASS B AND CLASS Y SHARES WAS FEBRUARY 18,
     1997.
(d)  ANNUALIZED.
(e) DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
(f)  ON APRIL 27, 1998, ALL CLASS B SHARES WERE CONVERTED TO CLASS A SHARES.

--------------------------------------------------------------------------------

                10  1998 Annual Report - Growth and Income Funds

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      BALANCED FUND

                                                                   CLASS A
                                  -------------------------------------------------------------------------
                                   Period
                                   Ended                         Year Ended September 30,
                                  July 31,     ------------------------------------------------------------
                                  1998(e)        1997         1996         1995         1994         1993
                                  --------     --------     --------     --------     --------     --------
PER-SHARE DATA
Net asset value, beginning of
  period .....................    $ 15.54      $  14.08     $  13.74     $  11.81     $  12.23     $  11.88
                                  --------     --------     --------     --------     --------     --------
Operations:
  Net investment income ......       0.31          0.42         0.44         0.47         0.38         0.34
  Net realized and unrealized
    gains (losses) on
    investments ..............       1.23          2.26         0.89         1.93        (0.26)        0.65
                                  --------     --------     --------     --------     --------     --------
    Total from operations ....       1.54          2.68         1.33         2.40         0.12         0.99
                                  --------     --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment
    income ...................      (0.32)        (0.42)       (0.44)       (0.35)       (0.37)       (0.34)
  From net realized gains ....      (2.82)        (0.80)       (0.55)       (0.12)       (0.17)       (0.30)
  Tax return of capital ......       (.01)           --           --           --           --           --
                                  --------     --------     --------     --------     --------     --------
    Total distributions to
      shareholders ...........      (3.15)        (1.22)       (0.99)       (0.47)       (0.54)       (0.64)
                                  --------     --------     --------     --------     --------     --------
    Net asset value, date of
      merger (7/31/98) .......     (13.93)           --           --           --           --           --
                                  --------     --------     --------     --------     --------     --------
    Net asset value, end of
      period .................    $    --      $  15.54     $  14.08     $  13.74     $  11.81     $  12.23
                                  --------     --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------     --------
SELECTED INFORMATION
Total return (a) .............      10.77%        20.24%       10.16%       21.78%        1.00%        8.51%
Net assets at end of period
  (in millions) ..............         --      $     49     $     45     $     44     $     46     $     57
Ratio of expenses to average
  daily net assets ...........       1.33%(d)      1.34%        1.32%        1.32%        1.32%        1.32%
Ratio of net investment income
  to average daily net
  assets .....................       2.43%(d)      2.89%        3.16%        3.54%        3.03%        3.13%
Average commission rate paid
  on portfolio transactions
  (b) ........................    $0.0600      $ 0.0600     $ 0.0600          n/a          n/a          n/a
Portfolio turnover rate
  (excluding short-term
  securities) ................         24%           42%          27%          39%          62%          41%
Ratios before waivers by the
  advisor and distributor:
  Ratio of expenses to average
    daily net assets before
    waivers ..................       1.81%(d)      1.73%        1.69%        1.65%        1.60%        1.62%
  Ratio of net investment
    income to average daily
    net assets before
    waivers ..................       1.95%(d)      2.50%        2.79%        3.21%        2.75%        2.83%

                                                               CLASS B
                                          -------------------------------------------------
                                              Period Ended              Period Ended
                                            April 27, 1998(f)       September 30, 1997(c)
                                          ---------------------   -------------------------
PER-SHARE DATA
Net asset value, beginning of period ...         $ 15.51                   $ 14.46
                                                --------                  --------
Operations:
  Net investment income ................            0.15                      0.20
  Net realized and unrealized gains on
    investments ........................            0.84                      1.10
                                                --------                  --------
    Total from operations ..............            0.99                      1.30
                                                --------                  --------
Distributions to shareholders:
  From net investment income ...........           (0.15)                    (0.25)
  From net realized gains on
    investments ........................           (1.02)                       --
  Tax return of capital ................            (.01)                       --
                                                --------                  --------
    Total distributions to
      shareholders .....................           (1.18)                    (0.25)
                                                --------                  --------
    Net asset value, date of conversion
      to Class A .......................          (15.32)                       --
                                                --------                  --------
    Net asset value, end of period .....         $    --                   $ 15.51
                                                --------                  --------
                                                --------                  --------
SELECTED INFORMATION
Total return (a) .......................            7.05%                     9.08%
Net assets at end of period (in
  thousands) ...........................              --                   $    37
Ratio of expenses to average daily net
  assets ...............................            2.03%(d)                  1.99%(d)
Ratio of net investment income to
  average daily net assets .............            1.72%(d)                  2.11%(d)
Average commission rate paid on
  portfolio transactions (b) ...........         $0.0600                   $0.0600
Portfolio turnover rate (excluding
  short-term securities) ...............              24%                       42%
Ratios before waivers by the advisor:
  Ratio of expenses to average daily net
    assets before waivers ..............            2.38%(d)                  2.11%(d)
  Ratio of net investment income to
    average daily net assets before
    waivers ............................            1.37%(d)                  1.99%(d)

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996.
(c)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(d)  ANNUALIZED.
(e) DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
(f)  ON APRIL 27, 1998, ALL CLASS B SHARES WERE CONVERTED TO CLASS A SHARES.

--------------------------------------------------------------------------------

                11  1998 Annual Report - Growth and Income Funds

             Independent Auditors' Report
--------------------------------------------------------------------------------

                      THE BOARD OF DIRECTORS AND SHAREHOLDERS
                      PIPER FUNDS INC.:

                      We have audited the accompanying statements of operations of Growth and Income Fund and Balanced Fund (funds within Piper Funds Inc.) for the period from October 1, 1997 to July 31, 1998 (date of fund mergers), the statements of changes in net assets for the period from October 1, 1997 to July 31, 1998 and the year ended September 30, 1997, and the financial highlights for the periods presented in note 7 to the financial statements. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, for Growth and Income Fund and Balanced Fund, the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                      As described in note 1 to the financial statements, Growth and Income Fund and Balanced Fund merged into Large Cap Value Fund and Balanced Fund (each a series of First American Investment Funds, Inc.), respectively, on July 31, 1998.

                      KPMG Peat Marwick LLP
                      Minneapolis, Minnesota
                      September 11, 1998

--------------------------------------------------------------------------------

                12  1998 Annual Report - Growth and Income Funds

             Federal Income Tax Information
--------------------------------------------------------------------------------

                      The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported on Form 1099-DIV. Please consult a tax advisor on how to report these distributions at the state and local levels.

                      INCOME DISTRIBUTIONS (99.9% AND 99.6% TAXABLE AS ORDINARY DIVIDENDS, 0.1% AND 0.4% TAX RETURN OF CAPITAL, 78.16% AND 26.39% QUALIFYING FOR DEDUCTION BY CORPORATIONS FOR GROWTH AND INCOME FUND AND BALANCED FUND, RESPECTIVELY)

                                           GROWTH AND INCOME FUND     BALANCED FUND
                                          -------------------------  ----------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS Y  CLASS A  CLASS B
----------------------------------------  -------  -------  -------  -------  -------
31-Dec-97 ..............................  $0.0180  $    --  $0.0319  $0.0983  $0.0910
23-Mar-98 ..............................   0.0192       --   0.0452   0.0831   0.0628
22-Jun-98 ..............................   0.0072       --   0.0509   0.0903       --
30-Jul-98 ..............................       --       --       --   0.0472       --
                                          -------  -------  -------  -------  -------
  Total ................................  $0.0444  $    --  $0.1280  $0.3189  $0.1538
                                          -------  -------  -------  -------  -------
                                          -------  -------  -------  -------  -------

                      SHORT-TERM GAINS (99.9% AND 99.6% TAXABLE AS ORDINARY DIVIDENDS, AND 0.1% AND 0.4% TAX RETURN OF CAPITAL FOR GROWTH AND INCOME FUND AND BALANCED FUND, RESPECTIVELY)

                                           GROWTH AND INCOME FUND     BALANCED FUND
                                          -------------------------  ----------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS Y  CLASS A  CLASS B
----------------------------------------  -------  -------  -------  -------  -------
31-Oct-97 ..............................  $0.0761  $0.0761  $0.0761  $    --  $    --
30-Jul-98 ..............................   0.1824       --   0.1824       --       --
                                          -------  -------  -------  -------  -------
  Total ................................  $0.2585  $0.0761  $0.2585  $    --  $    --
                                          -------  -------  -------  -------  -------
                                          -------  -------  -------  -------  -------

                      MID-TERM GAINS (99.9% AND 99.6% TAXABLE AS CAPITAL GAINS DISTRIBUTIONS AT A MAXIMUM RATE OF 28%, 0.1% AND 0.4% TAX RETURN OF CAPITAL FOR GROWTH AND INCOME FUND AND BALANCED FUND, RESPECTIVELY)

                                           GROWTH AND INCOME FUND     BALANCED FUND
                                          -------------------------  ----------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS Y  CLASS A  CLASS B
----------------------------------------  -------  -------  -------  -------  -------
31-Oct-97 ..............................  $0.9917  $0.9917  $0.9917  $0.5479  $0.5479
30-Jul-98 ..............................   0.0042       --   0.0042       --       --
                                          -------  -------  -------  -------  -------
  Total ................................  $0.9959  $0.9917  $0.9959  $0.5479  $0.5479
                                          -------  -------  -------  -------  -------
                                          -------  -------  -------  -------  -------

                      LONG-TERM GAINS (99.9% AND 99.6% TAXABLE AS CAPITAL GAINS DISTRIBUTIONS AT A MAXIMUM RATE OF 20%, 0.1% AND 0.4% TAX RETURN OF CAPITAL FOR GROWTH AND INCOME FUND AND BALANCED FUND, RESPECTIVELY)

                                           GROWTH AND INCOME FUND     BALANCED FUND
                                          -------------------------  ----------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS Y  CLASS A  CLASS B
----------------------------------------  -------  -------  -------  -------  -------
31-Oct-97 ..............................  $0.8973  $0.8973  $0.8973  $0.4840  $0.4840
30-Jul-98 ..............................   0.8211       --   0.8211   1.7985       --
                                          -------  -------  -------  -------  -------
  Total ................................  $1.7184  $0.8973  $1.7184  $2.2825  $0.4840
                                          -------  -------  -------  -------  -------
                                          -------  -------  -------  -------  -------

--------------------------------------------------------------------------------

                13  1998 Annual Report - Growth and Income Funds

             Shareholder Update
--------------------------------------------------------------------------------

                      SPECIAL MEETING RESULTS
                      A special meeting of the fund's shareholders was held on July 10, 1998. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                      1. Proposal to ratify and approve an interim advisory agreement between each fund and Piper Capital Management Incorporated ("Piper Capital") and the receipt of investment advisory fees by Piper Capital under such agreement.

                                                                          BALANCED
                                            GROWTH AND INCOME FUND          FUND
                                          ---------------------------   ------------
                                            CLASS A        CLASS Y        CLASS A
                                          SHARES VOTED   SHARES VOTED   SHARES VOTED
                                          ------------   ------------   ------------
For ....................................    6,781,189       783,431       2,719,756
Against ................................      150,030             0          30,835
Abstain ................................      193,758        80,850         277,976
                                          ------------   ------------   ------------
  Total ................................    7,124,977       864,281       3,028,567
                                          ------------   ------------   ------------
                                          ------------   ------------   ------------

                      2. Proposal to approve an agreement and plan of reorganization providing for the transfer of the assets and liabilities of Growth and Income Fund and Balanced Fund, respectively, to FAIF Large Cap Value Fund and FAIF Balanced Fund, funds of First American Investment Funds, Inc. ("FAIF"), in exchange for shares of the same class of shares.

                                                                          BALANCED
                                            GROWTH AND INCOME FUND          FUND
                                          ---------------------------   ------------
                                            CLASS A        CLASS Y        CLASS A
                                          SHARES VOTED   SHARES VOTED   SHARES VOTED
                                          ------------   ------------   ------------
For ....................................    3,716,087       553,073       1,542,281
Against ................................      156,573             0          33,897
Abstain ................................      211,148        80,850         279,330
Broker non-vote ........................    3,041,171       230,359       1,173,060
                                          ------------   ------------   ------------
  Total ................................    7,124,979       864,282       3,028,568
                                          ------------   ------------   ------------
                                          ------------   ------------   ------------

--------------------------------------------------------------------------------

                14  1998 Annual Report - Growth and Income Funds